Contingent liabilities and provisions	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Contingent liabilities and provisions

Note 23	Contingent liabilities and provisions

In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point
in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point
of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $1.1 billion as at October 31, 2021. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages and interest. The matters underlying the estimated range as at October 31, 2021 consist of the significant legal matters disclosed below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.
The following is a description of CIBC’s significant legal proceedings, which we intend to vigorously defend.
Green v. Canadian Imperial Bank of Commerce, et al.
In July 2008, a shareholder plaintiff commenced this proposed class action in the Ontario Superior Court of Justice against CIBC and several former and current CIBC officers and directors. It alleges that CIBC and the individual officers and directors violated the
Ontario Securities Act
through material misrepresentations and
non-disclosures
relating to CIBC’s exposure to the U.S.
sub-prime
mortgage market. The plaintiffs instituted this action on behalf of all CIBC shareholders in Canada who purchased shares between May 31, 2007 and February 28, 2008. The action seeks damages of $5 billion. In July 2012, the plaintiffs’ motions for leave to file the statement of claim and for class certification were dismissed by the Ontario Superior Court of Justice. In February 2014, the Ontario Court of Appeal released its decision overturning the lower court and allowing the matter to proceed as a certified class action. In August 2014, CIBC and the individual defendants were granted leave to appeal to the Supreme Court of Canada. The defendants’ appeal to the Supreme Court of Canada was heard in February 2015. In December 2015, the Supreme Court of Canada upheld the Ontario Court of Appeal’s decision allowing the matter to proceed as a certified class action. The trial, which was scheduled to start in October 2021, has been adjourned. A settlement agreement has been reached, subject to court approval. Pursuant to the proposed settlement, CIBC will pay the plaintiffs $125 million.
Fresco v. Canadian Imperial Bank of Commerce
Gaudet v. Canadian Imperial Bank of Commerce
In June 2007, two proposed class actions were filed against CIBC in the Ontario Superior Court of Justice (
Fresco
) and in the Quebec Superior Court (
Gaudet
). Each makes identical claims for unpaid overtime for full-time, part-time, and retail frontline non-management
employees. The Ontario action seeks $500 million in damages plus $100 million in punitive damages for all employees in Canada, while the Quebec action is limited to employees in Quebec and has been stayed pending the outcome of the Ontario action. In June 2009, in the Ontario action, the motion judge denied certification of the matter as a class action. In September 2010, the Ontario Divisional Court upheld the motion judge’s denial of the plaintiff’s certification motion and the award of costs to CIBC by a two-to-one
majority. In January 2011, the Ontario Court of Appeal granted the plaintiff leave to appeal the decision denying certification. In June 2012, the Ontario Court of Appeal overturned the lower court and granted certification of the matter as a class action. The Supreme Court of Canada released its decision in March 2013 denying CIBC leave to appeal certification of the matter as a class action, and denying the plaintiff’s cross appeal on aggregate damages. The motions for summary judgment were heard in December 2019. In March 2020, the court found CIBC liable for unpaid overtime.
CIBC
has appealed
the
liability
decision. A decision on remedies was released in August 2020 and the court certified aggregate damages as a common issue and directed that the availability and quantum, if any, of aggregate damages be determined at a later date. The plaintiffs’ claim for punitive damages was dismissed. In October 2020, the court released its decision on limitation periods finding that limitation periods cannot be determined on a class wide basis. CIBC has appealed
the decisions on remedies and limitation periods. The appeal was heard in September 2021. The court reserved its decision.
Credit card class actions – Interchange fees litigation:
Bancroft-Snell v. Visa Canada Corporation, et al.
9085-4886 Quebec Inc. v. Visa Canada Corporation, et al.
Watson v. Bank of America Corporation, et al.
Fuze Salon v. BofA Canada Bank, et al.
1023926 Alberta Ltd. v. Bank of America Corporation, et al.
The Crown & Hand Pub Ltd. v. Bank of America Corporation, et al.
Hello Baby Equipment Inc. v. BofA Canada Bank, et al.
Since 2011
,
seven proposed class actions have been commenced against VISA Canada Corporation (Visa), MasterCard International Incorporated (MasterCard), CIBC and numerous other financial institutions. The actions, brought on behalf of all merchants who accepted payment by Visa or MasterCard from March 23, 2001 to the present, allege two “separate, but interrelated” conspiracies: one in respect of Visa and one in respect of MasterCard. The claims allege that Visa and MasterCard conspired with their issuing banks to set default interchange rate and merchant discount fees and that certain rules (Honour All Cards and No Surcharge) have the effect of increasing the merchant discount fees. The claims allege civil conspiracy, violation of the
Competition Act
, interference with economic interests and unjust enrichment. The claims seek unspecified general and punitive damages. The motion for class certification in
Watson
was granted in March 2014. The appeal of the decision granting class certification was heard in December 2014. In August 2015, the British Columbia Court of Appeal allowed the appeals in part, resulting in certain causes of action being struck and others being reinstated. The matter remains certified as a class action. The trial in
Watson
which was scheduled to commence in October 2020 has been adjourned. The motion for class certification in
9085-4886 Quebec Inc.
(formerly
Bakopanos
) was heard in November 2017. In February 2018, the Court certified
9085-4886 Quebec Inc.
as a class action. In May 2019, the plaintiffs’ appeal of the certification decision in
9085-4886 Quebec Inc
. was heard and in July 2019, the Quebec Court of Appeal allowed the plaintiffs’ appeal. Five of the seven actions have been settled subject to court approval. The motions for court approval of the settlement are scheduled for December 2021. The remaining two actions will be stayed. CIBC will contribute towards a proposed settlement.
Mortgage prepayment class actions:
Jordan v. CIBC Mortgages Inc.
Lamarre v. CIBC Mortgages Inc.
Sherry v. CIBC Mortgages Inc.
Haroch v. Toronto Dominion Bank, et al.
In 2011, three proposed class actions were filed in the Superior Courts of Ontario (
Jordan
), Quebec (
Lamarre
) and British Columbia (
Sherry
) against CIBC Mortgages Inc. The representative plaintiffs allege that since 2005, CIBC Mortgages Inc. wrongfully charged or overcharged mortgage prepayment penalties and that the calculation clauses in the mortgage contract that provide for discretion in applying the prepayment penalties are void and unenforceable at law. The motion for class certification in
Sherry
was granted in June 2014 conditional on the plaintiffs framing a workable class definition. In July 2014, CIBC filed a Notice of Appeal. CIBC’s appeal of the certification decision in
Sherry
was heard in April 2016. In June 2016, the British Columbia Court of Appeal allowed the appeal in
Sherry
in part, resulting in certain causes of action being struck.
Sherry
remains certified as a class action, and continuation of the certification motion on the amended pleading was heard November 2017. In August 2018, the court certified certain of the plaintiffs’ causes of action in
Sherry
. The appeal in
Sherry
was heard in April 2019. In May 2020, the court dismissed CIBC’s appeal. The certification motion in
Jordan
was heard in August 2018. In February 2019, the court certified
Jordan
as a class action. CIBC’s motion for leave to appeal the certification decision in
Jordan
was denied in June 2019.
In May 2018, a new proposed class action,
Haroch,
was filed in the Superior Court of Quebec against CIBC, CIBC Mortgages Inc. and several other financial institutions. The action is brought on behalf of Quebec residents who during the class period allegedly paid a mortgage prepayment charge in excess of three months’ interest. The plaintiffs allege that the defendants created complex prepayment formulas that are contrary to the
Quebec Civil Code,
the
Quebec Consumer Protection Act
and the
Interest Act
and seek damages back to 2015.
Haroch
and
Lamarre
have been consolidated. The motion for class certification in
Haroch
was heard in June 2019 and in July 2019, the court certified the matter as a class action against CIBC and CIBC Mortgages Inc. CIBC and CIBC Mortgages Inc. sought leave to appeal the certification decision. The
Jordan
and
Sherry
actions have been settled subject to court approval, for which hearings are scheduled for February 2022. The appeal of the certification decision in
Haroch
did not proceed as the matter has been settled against CIBC, subject to court approval.
Cerberus Capital Management L.P. v. CIBC
In November 2015, Securitized Asset Funding
2011-2,
LTD., a special purpose investment vehicle affiliated with Cerberus Capital Management L.P. (collectively, Cerberus), commenced a New York State Court action against CIBC seeking unspecified damages of “at least hundreds of millions of dollars”. The action relates to two transactions in 2008 and 2011 in which CIBC issued a limited recourse note and certificate to Cerberus which significantly reduced CIBC’s exposure to the U.S. residential real estate market. The complaint alleges that CIBC breached its contracts with Cerberus by failing to appropriately calculate and pay with respect to two of the payment streams due under the 2008 note and 2011 certificate. In January 2016, CIBC served its answer denying Cerberus’ allegations and asserting counterclaims. Pre-trial discovery was completed and the parties filed a Note of Issue and Certificate of Readiness for Trial in August 2021. In September 2021, CIBC filed a motion for summary judgment, which is scheduled to be heard in December 2021. A non-jury trial is scheduled to commence in March 2022.
Valeant class actions:
Catucci v. Valeant Pharmaceuticals International Inc., et al.
Potter v. Valeant Pharmaceuticals International Inc., et al.
In March 2016, a proposed class action was filed in the Quebec Superior Court on behalf of purchasers of shares in Valeant Pharmaceuticals International Inc. against the issuer, its directors and officers, its auditors and the underwriting syndicates for six public offerings from 2013 to 2015. CIBC World Markets Corp. was part of the underwriting syndicate for three of the offerings (underwriting 1.5% of a US$1.6 billion offering in June 2013, 1.5% of a US$900 million offering in December 2013 and 0.625% of an offering comprising US$5.25 billion and
€
1.5 billion in March 2015). The proposed class action alleges various misrepresentations on the part of Valeant and the other defendants, including representations made in the prospectus of the public offerings, relating to Valeant’s relationships with various “specialty pharmacies” who were allegedly acting improperly in the distribution of Valeant’s products resulting in Valeant’s operational results, revenues, and share price during the relevant period being artificially inflated. In July 2016, a similar proposed class action (
Potter v. Valeant Pharmaceuticals International Inc., et al.
) was commenced in New Jersey Federal Court.
The motion for class certification in
Catucci
and motion to dismiss in
Potter
were heard in April 2017. In September 2017, the court certified
Catucci
as a class action. The defendants sought leave to appeal the certification decision, which was dismissed in December 2017. In

Potter
, the
court dismissed the action against the underwriters, without prejudice to the plaintiff to re-plead
its allegations. In November 2020, the
Catucci
class action was settled. The underwriters did not contribute to the settlement. This matter is now closed.
Pilon v. Amex Bank of Canada, et al.
In January 2018
,
a proposed class action was commenced in Quebec against CIBC and several other financial institutions. The action alleges that the defendants breached the Quebec
Consumer Protection Act
and the
Bank Act
when they unilaterally increased the credit limit on the plaintiffs’ credit cards. The claim seeks the return of all over limit fees charged to Quebec customers beginning in January 2015 as well as punitive damages of $500 per class member. The motion for class certification was heard in April 2019. In August 2019, the court dismissed the certification motion. The plaintiff’s appeal of the decision denying certification was heard in February 2021. In March 2021, the court dismissed the plaintiff’s appeal. In May 2021, the plaintiff filed a motion seeking leave to appeal to the Supreme Court of Canada.
Simplii privacy class actions:
Bannister v. CIBC (formerly John Doe v. CIBC)
Steinman v. CIBC
In June 2018, two proposed class actions were filed in the Ontario Superior Court against CIBC on behalf of Simplii Financial clients who allege their personal information was disclosed as a result of a security incident in May 2018. The actions allege that Simplii Financial failed to protect its clients’ personal information. The
Bannister
proposed class action seeks aggregated damages of approximately $550 million, while the
Steinman
proposed class action, which has been stayed, sought damages per class member plus punitive damages of $20 million. The motion for certification in
Bannister
, which was scheduled for December 2019, was adjourned. In April 2021, the court approved the settlement in the
Bannister
and
Steinman
actions. Pursuant to the settlement, CIBC agreed to pay $2 million to settle these actions. This matter is now closed.
Order Execution Only class actions:
Pozgaj v. CIBC and CIBC Trust
Frayce v. BMO Investorline Inc., et al
Michaud v. BBS Securities Inc. et al
In September 2018, a proposed class action (
Pozgaj
) was filed in the Ontario Superior Court against CIBC and CIBC Trust. It alleges that the defendants should not have paid mutual fund trailing commissions to order-execution-only-dealers. The action is brought on behalf of all persons who held units of CIBC mutual funds through order-execution-only-dealers and seeks $200 million in damages.
In 2020, two proposed class action were filed in the Ontario Superior Court (
Frayce
) and the Supreme Court of British Columbia (
Michaud
) against CIBC Investor Services Inc. and several other dealers. The proposed actions allege that the defendants should not have received and accepted trailing commissions for service and advice on mutual funds purchased through their respective order-execution-only-dealers. The proposed actions are brought on behalf of all persons who purchased units of mutual funds through an order-execution-only-dealer owned by one or more of the defendants and seeks unspecified compensatory and punitive damages. The motion for class certification in
Frayce
is scheduled for February 2022, and the
Michaud
action has been stayed.
York County on Behalf of the County of York Retirement Fund v. Rambo, et al.
In February 2019, a class action complaint was filed in the Northern District of California against the directors, certain officers and the underwriters of several senior note offerings of the Pacific Gas and Electric Company (PG&E) that took place between March 2016 and April 2018, the total issuance amount for the series of offerings being approximately US$4 billion. CIBC World Markets Corp. was part of the underwriting syndicate for an offering, whereby CIBC World Markets Corp. underwrote 6% of a US$650 million December 2016 issuance of senior notes. The offering involved the issuance of two tranches of notes: US$400 million of
30-year
senior notes maturing in December 2046 and US$250 million of one-year
floating rate notes that matured and were repaid in November 2017. The complaint alleges that the disclosure documentation associated with the note offerings contained misrepresentations and/or omissions of material facts, including with respect to PG&E’s failure to comply with various safety regulations, vegetation management programs and requirements, as well as understating the extent to which its equipment has allegedly caused multiple fires in California, including before the wildfires that occurred in California in 2017 and 2018. In October 2019, the defendants filed a motion to dismiss.
Pope v. CIBC and CIBC Trust
In August 2020, a proposed class action was filed in the Supreme Court of British Columbia against CIBC and CIBC Trust. The action alleges that the defendants misrepresented their investment strategy and charged unitholders excess fees in relation to the CIBC Canadian Equity Fund and certain CIBC portfolio funds. The action is brought on behalf of all persons who hold or held units of these funds from January 2005 to present and seeks unspecified compensatory and punitive damages. In December 2020, CIBC Asset Management Inc. was added as a defendant. The motion for class certification was heard in August 2021 and taken under reserve.
Salko v. CIBC Investor Services Inc. et al
In March 2021, a proposed class action was commenced in Quebec against CIBC Investor Services Inc. and several other financial institutions. The plaintiff subsequently added CIBC World Markets Inc. and additional financial institutions as defendants. The action seeks the reimbursement of currency conversion fees alleged to have been unlawfully charged to class members and concealed by the defendants, as well as exemplary and punitive damages. The plaintiff seeks reimbursement of fees charged to clients since March 15, 2018, as well as punitive damages in the amount of 5%
of the total sum of fees charged to class members, plus interest. The motion for class certification is scheduled for April 2022.
The Registered Retirement Savings Plan (RRSP) of J.T.G v. Her Majesty The Queen
CIBC Trust Corporation is the trustee of a self-directed RRSP that has been the subject of proceedings in the Tax Court of Canada. The proceedings arise from appeals of tax assessments made by the Minister of National Revenue against the RRSP for the 2004 to 2009 taxation years under Parts I and XI.1 of the
Income Tax
Act
(Canada). At the time they were made in March 2013, the Part I assessment amounted to approximately
$139 million and the Part XI.1 reassessment totalled approximately $144 million, in each case including all taxes, penalties and interest. In April 2021, the Tax Court of Canada released a decision allowing the appeal in part of the assessment under Part I and dismissing the appeal of the reassessment under Part XI.1. The RRSP by its trustee CIBC Trust has appealed this decision to the Federal Court of Appeal. To the extent there is a shortfall in the RRSP’s ability to satisfy any of the Part XI.1 reassessment that may be upheld by the courts, CIBC Trust may be liable to pay a portion of that reassessment.
Legal provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2021	2020
Balance at beginning of year	$151	$67
Additional new provisions recognized	169	92
Less:
Amounts incurred and charged against existing provisions	(13)	(5)
Unused amounts reversed and other adjustments	(6)	(3)
Balance at end of year	$301	$151
Restructuring
During the first quarter of 2020, we recognized a restructuring charge of $339 million in Corporate and Other associated with ongoing efforts to transform our cost structure and simplify our bank. The charge consisted primarily of employee severance and related costs and was recorded in Non-interest expenses – Employee compensation and benefits.
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2021	2020
Balance at beginning of year	$222	$26
Additional new provisions recognized	14	370
Less:
Amounts incurred and charged against existing provisions	(112)	(152)
Unused amounts reversed	(25)	(22)
Balance at end of year	$99	$222
The amount of $99 million recognized represents our best estimate as at October 31, 2021 of the amount required to settle the obligation, including obligations related to ongoing payments as a result of the restructuring.